Organization and Basis of Presentation - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shareholder Voting Rights Trust Agreements Term	10 years
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Assets of variable interest entity pledged	¥ 0
Assets of variable interest entity collateralised	¥ 0
Revenue Benchmark [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Concentration risk percentage	97.00%	98.10%	100.00%
Beijing Yunxiang Zhisheng Technology Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payment towards loans to related parties		¥ 10,000
Loan To Zhuhai King Soft Cloud [Member] | Beijing Kingsoft Cloud Technology Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payment towards loans to related parties		¥ 279
Exclusive Purchase Option Agreement With Zhuhai King Soft Cloud and Nominee Shareholders [Member] | Beijing Kingsoft Cloud Technology Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method investment per share purchase price	¥ 0.001
Exclusive Consultation and Technical Fees Agreement [Member] | Beijing Kingsoft Cloud Technology Co Ltd [Member] | Zhuhai Kingsoft Cloud [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Related party transaction term of agreement for consultancy services	20 years